Earnings/(Losses) per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings(Losses) Per Share [Abstract]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Table Text Block]

The components of the denominator for the calculation of basic earnings/(losses) per share and diluted earnings/(losses) per share for the years ended December 31, 2012, 2011 and 2010, respectively, adjusted to reflect the reverse stock split effective February 14, 2013 (Note 13), are as follows:

	For the year ended December 31, 2012	For the year ended December 31, 2011	For the year ended December 31, 2010
Numerator
Net loss – basic and diluted	$(30,888)	$(88,196)	$(21,821)
Basic earnings per share denominator:
Weighted average common shares outstanding	837,173	648,507	631,360
Diluted earnings per share denominator:
Weighted average common shares outstanding	837,173	648,507	631,360
Dilutive common shares:
Options	—	—	—
Warrants	—	—	—
Restricted shares	—	—	—

Dilutive effect	—	—	—

Weighted average common shares – diluted	837,173	648,507	631,360

Basic income/(loss) per common share	$(36.90)	$(136)	$(34.56)
Diluted income/(loss) per common share	$(36.90)	$(136)	$(34.56)